Commitments and Contingencies - Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Operating leases, rent expense	$ 3,127	$ 2,860	$ 453
2017	2,194
2018	1,347
2019	777
2020	598
2021	572
Thereafter	7,676
Total operating leases	$ 13,164